Preferred Stock	12 Months Ended
Dec. 31, 2020
Preferred Stock [Abstract]
Preferred Stock

Note 18: Preferred Stock
We are authorized to issue 20 million shares of preferred stock and 4 million shares of preference stock, both without par value. Preferred shares outstanding rank senior to common shares both as to dividends and liquidation preference but have no general voting rights. We have not issued any preference shares under this authorization. If issued, preference shares would be limited to one vote per share. Our total authorized, issued and outstanding preferred stock is presented in the following two tables along with the Employee Stock Ownership Plan (ESOP) Cumulative Convertible Preferred Stock.
In January 2020, we issued $2.0 billion of our Preferred Stock, Series Z. In March 2020, we redeemed the remaining outstanding shares of our Preferred Stock, Series K, and redeemed 26,720 outstanding shares of our Preferred Stock, Series T. In October 2020, we issued $1.2 billion of our Preferred Stock, Series AA. In December 2020, we redeemed the remaining outstanding shares of our Preferred Stock, Series T, and all of the outstanding shares of our Preferred Stock, Series V.
In January 2021, we issued $3.5 billion of our Preferred Stock, Series BB, and in February 2021, we issued $1.05 billion of our Preferred Stock, Series CC. Additionally, in February 2021, we announced the redemption of our Preferred Stock, Series I, Series P and Series W, and a partial redemption of our Preferred Stock, Series N, for an aggregate cost of $4.5 billion The redemptions are scheduled to occur on March 15, 2021.
Table 18.1: Preferred Stock Shares

	December 31, 2020		December 31, 2019
	Liquidation preference per share	Shares authorized and designated	Liquidation preference per share	Shares authorized and designated
DEP Shares
Dividend Equalization Preferred Shares (DEP)	$10	97,000	$10	97,000
Series I
Floating Class A Preferred Stock (1)	100,000	25,010	100,000	25,010
Series K
Floating Non-Cumulative Perpetual Class A Preferred Stock (2)	—	—	1,000	3,500,000
Series L
7.50% Non-Cumulative Perpetual Convertible Class A Preferred Stock (3)	1,000	4,025,000	1,000	4,025,000
Series N
5.20% Non-Cumulative Perpetual Class A Preferred Stock	25,000	30,000	25,000	30,000
Series O
5.125% Non-Cumulative Perpetual Class A Preferred Stock	25,000	27,600	25,000	27,600
Series P
5.25% Non-Cumulative Perpetual Class A Preferred Stock	25,000	26,400	25,000	26,400
Series Q
5.85% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	25,000	69,000	25,000	69,000
Series R
6.625% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	25,000	34,500	25,000	34,500
Series S
5.90% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	25,000	80,000	25,000	80,000
Series T
6.00% Non-Cumulative Perpetual Class A Preferred Stock (4)	—	—	25,000	32,200
Series U
5.875% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	25,000	80,000	25,000	80,000
Series V
6.00% Non-Cumulative Perpetual Class A Preferred Stock (5)	—	—	25,000	40,000
Series W
5.70% Non-Cumulative Perpetual Class A Preferred Stock	25,000	40,000	25,000	40,000
Series X
5.50% Non-Cumulative Perpetual Class A Preferred Stock	25,000	46,000	25,000	46,000
Series Y
5.625% Non-Cumulative Perpetual Class A Preferred Stock	25,000	27,600	25,000	27,600
Series Z
4.75% Non-Cumulative Perpetual Class A Preferred Stock	25,000	80,500	—	—
Series AA
4.70% Non-Cumulative Perpetual Class A Preferred Stock	25,000	46,800	—	—
ESOP
Cumulative Convertible Preferred Stock (6)	—	822,242	—	1,071,418
Total		5,557,652		9,251,728
(1)Series I preferred stock issuance relates to trust preferred securities. See Note 8 (Securitizations and Variable Interest Entities) for additional information. This issuance has a floating interest rate that is the greater of three-month LIBOR plus 0.93% and 5.56975%.
(2)Floating rate for Preferred Stock, Series K, is three-month LIBOR plus 3.77%. In first quarter 2020, the remaining $1.8 billion of Preferred Stock, Series K, was redeemed.
(3)Preferred Stock, Series L, may be converted at any time, at the option of the holder, into 6.3814 shares of our common stock, plus cash in lieu of fractional shares, subject to anti-dilution adjustments.
(4)In first quarter 2020 and fourth quarter 2020, $669 million and $131 million, respectively, of Preferred Stock, Series T, was redeemed.
(5)In fourth quarter 2020, $1.0 billion of Preferred Stock, Series V, was redeemed.
(6)See the “ESOP Cumulative Convertible Preferred Stock” section in this Note for additional information about the liquidation preference for the ESOP Cumulative Convertible Preferred Stock.
Table 18.2: Preferred Stock – Shares Issued and Carrying Value

	December 31, 2020				December 31, 2019
(in millions, except shares)	Shares issued and outstanding	Liquidation preference value	Carrying value	Discount	Shares issued and outstanding	Liquidation preference value	Carrying value	Discount
DEP Shares
Dividend Equalization Preferred Shares (DEP)	96,546	$—	—	—	96,546	$—	—	—
Series I (1)
Floating Class A Preferred Stock	25,010	2,501	2,501	—	25,010	2,501	2,501	—
Series K (2)
Floating Non-Cumulative Perpetual Class A Preferred Stock	—	—	—	—	1,802,000	1,802	1,546	256
Series L (3)
7.50% Non-Cumulative Perpetual Convertible Class A Preferred Stock	3,967,995	3,968	3,200	768	3,967,995	3,968	3,200	768
Series N
5.20% Non-Cumulative Perpetual Class A Preferred Stock	30,000	750	750	—	30,000	750	750	—
Series O
5.125% Non-Cumulative Perpetual Class A Preferred Stock	26,000	650	650	—	26,000	650	650	—
Series P
5.25% Non-Cumulative Perpetual Class A Preferred Stock	25,000	625	625	—	25,000	625	625	—
Series Q
5.85% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	69,000	1,725	1,725	—	69,000	1,725	1,725	—
Series R
6.625% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	33,600	840	840	—	33,600	840	840	—
Series S
5.90% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	80,000	2,000	2,000	—	80,000	2,000	2,000	—
Series T (4)
6.00% Non-Cumulative Perpetual Class A Preferred Stock	—	—	—	—	32,000	800	800	—
Series U
5.875% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	80,000	2,000	2,000	—	80,000	2,000	2,000	—
Series V (5)
6.00% Non-Cumulative Perpetual Class A Preferred Stock	—	—	—	—	40,000	1,000	1,000	—
Series W
5.70% Non-Cumulative Perpetual Class A Preferred Stock	40,000	1,000	1,000	—	40,000	1,000	1,000	—
Series X
5.50% Non-Cumulative Perpetual Class A Preferred Stock	46,000	1,150	1,150	—	46,000	1,150	1,150	—
Series Y
5.625% Non-Cumulative Perpetual Class A Preferred Stock	27,600	690	690	—	27,600	690	690	—
Series Z
4.750% Non-Cumulative Perpetual Class A Preferred Stock	80,500	2,013	2,013	—	—	—	—	—
Series AA
4.70% Non-Cumulative Perpetual Class A Preferred Stock	46,800	1,170	1,170	—	—	—	—	—
ESOP
Cumulative Convertible Preferred Stock (6)	822,242	822	822	—	1,071,418	1,072	1,072	—
Total	5,496,293	$21,904	21,136	768	7,492,169	$22,573	21,549	1,024
(1)Floating rate for Preferred Stock, Series I, is the greater of three-month LIBOR plus 0.93% and 5.56975%
(2)Floating rate for Preferred Stock, Series K, is three-month LIBOR plus 3.77%. In first quarter 2020, the remaining $1.8 billion of Preferred Stock, Series K, was redeemed.
(3)Preferred Stock, Series L, may be converted at any time, at the option of the holder, into 6.3814 shares of our common stock, plus cash in lieu of fractional shares, subject to anti-dilution adjustments.
(4)In first quarter 2020 and fourth quarter 2020, $669 million and $131 million respectively, of Preferred Stock, Series T, was redeemed.
(5)In fourth quarter 2020, $1.0 billion of Preferred Stock, Series V, was redeemed.
(6)See the “ESOP Cumulative Convertible Preferred Stock” section in this Note for additional information about the liquidation preference for the ESOP Cumulative Convertible Preferred Stock.
ESOP CUMULATIVE CONVERTIBLE PREFERRED STOCK All shares of our ESOP Cumulative Convertible Preferred Stock (ESOP Preferred Stock) were issued to a trustee acting on behalf of the Wells Fargo & Company 401(k) Plan (the 401(k) Plan). Dividends on the ESOP Preferred Stock are cumulative from the date of initial issuance and are payable quarterly at annual rates based upon the year of issuance. Each share of ESOP Preferred Stock released from the unallocated reserve of the 401(k) Plan is converted into shares of our common stock based on the stated
value of the ESOP Preferred Stock and the then current market price of our common stock. The ESOP Preferred Stock is also convertible at the option of the holder at any time, unless previously redeemed. We have the option to redeem the ESOP Preferred Stock at any time, in whole or in part, at a redemption price per share equal to the higher of (a) $1,000 per share plus accrued and unpaid dividends or (b) the fair market value, as defined in the Certificates of Designation for the ESOP Preferred Stock.

Table 18.3: ESOP Preferred Stock

	Shares issued and outstanding		Carrying value		Adjustable dividend rate
(in millions, except shares)	Dec 31, 2020	Dec 31, 2019	Dec 31, 2020	Dec 31, 2019	Minimum	Maximum
ESOP Preferred Stock
$1,000 liquidation preference per share
2018	221,945	254,945	$222	255	7.00%	8.00%
2017	163,210	192,210	163	192	7.00	8.00
2016	162,450	197,450	162	198	9.30	10.30
2015	92,904	116,784	93	117	8.90	9.90
2014	99,151	136,151	99	136	8.70	9.70
2013	61,948	97,948	62	98	8.50	9.50
2012	20,634	49,134	21	49	10.00	11.00
2011	—	26,796	—	27	9.00	10.00
Total ESOP Preferred Stock (1)	822,242	1,071,418	$822	1,072
Unearned ESOP shares (2)			$(875)	(1,143)
(1)At December 31, 2020 and 2019, additional paid-in capital included $53 million and $71 million, respectively, related to ESOP preferred stock.
(2)We recorded a corresponding charge to unearned ESOP shares in connection with the issuance of the ESOP Preferred Stock. The unearned ESOP shares are reduced as shares of the ESOP Preferred Stock are committed to be released.